Income Taxes (Additional Information) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Provision Income Tax [Line Items]
Tax Basis of Investments, Cost for Income Tax Purposes	$ 2,995
Deferred Tax Liability Not Recognized, Amount of Unrecognized Deferred Tax Liability	$ 1,048
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	35.00%	35.00%	35.00%